PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 5 – PROPERTY AND EQUIPMENT, NET

	December 31,
	2016	2015
	US Dollars	US Dollars

Laboratory equipment	139,865	111,758
Computers	2,161	2,161
Vehicle	5,204	-
Furniture and equipment	10,299	8,639
	157,529	122,558
Less - accumulated depreciation	(33,668)	(12,973)
Total property and equipment, net	123,861	109,585

Related depreciation expense was $20,695 in 2016, $11,898 in 2015 and $434 in 2014.